Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Text Block]
RELATED PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You  under this contract were Euros 68 thousand, Euros 65 thousand and Euros 61 thousand for 2014, 2013 and 2012 respectively. As of December 31, 2014, payables to Dae You amounted to Euros 25 thousand As of December 31, 2013, our payables to them amounted to Euros 66 thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to Euros 308 thousand, Euros 516 thousand and Euros 371 thousand in 2014, 2013 and 2012, respectively. As of December 31, 2014, receivables (‘Net trade accounts and notes receivable’) amounted to Euros 112 thousand. As of December 31, 2013, receivables from Dae You amounted to Euros 423 thousand.